Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (loss) Per Share
Schedule of securities excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive
	As of December 31,
	2012	2013	2014
Employee Stock Options	6,657,794	—	—
Non-vested ordinary shares	741,500	—	—

Schedule of calculations of basic earnings (loss) per share and diluted earnings per share

	Year ended December 31,
	2012	2013	2014
	$	$	$
Numerator:
Net (loss) income attributable to Vipshop Holdings Limited's ordinary shareholders	(9,472,074)	52,299,863	137,259,907

Denominator:
Net earnings per Class A share
Weighted-average ordinary shares, outstanding—basic	72,338,848	92,452,279	96,800,324
Weighted-average ordinary shares, outstanding—diluted	72,338,848	98,984,815	103,717,226
Basic net (loss) earnings per share	(0.11)	0.48	1.21
Diluted net (loss) earnings per share	(0.11)	0.45	1.14
Net earnings per Class B share
Weighted-average ordinary shares, outstanding—basic	16,510,358	16,510,358	16,510,358
Weighted-average ordinary shares, outstanding—diluted	16,510,358	16,510,358	16,510,358
Basic net (loss) earnings per share	(0.11)	0.48	1.21
Diluted net (loss) earnings per share	(0.11)	0.45	1.14